Loan Receivable from Third Parties (Details)				12 Months Ended
	Dec. 25, 2024 USD ($)	Apr. 02, 2022	Feb. 10, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 25, 2024 CNY (¥)	Feb. 10, 2022 CNY (¥)
Shenzhen Yifangda Technology Co., Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate			0.00%
Contractual term			36 months
Outstanding loan balance			$ 95,900				¥ 700,000
Beijing Fengqi Tianxia Network Technology Co., Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate		12.00%
Contractual term		12 months
Outstanding loan balance				$ 73,751	¥ 538,333
Guixi Yihang Enterprise Services Co., Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate				0.00%
Contractual term				24 months
Outstanding loan balance				$ 143,986	¥ 1,051,000
Dongguan Tiankuo Labor Dispatch Co., Ltd [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate	0.00%
Contractual term	24 months
Loan receivable	$ 130,150					¥ 950,000